INCOME TAXES	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Income Tax Contingency [Line Items]
INCOME TAXES	INCOME TAXES
GDH LP is a Cayman exempted limited partnership treated as a partnership for US federal tax purposes and as such income taxes are generally the responsibility of the partners through an allocation of GDH LP’s taxable income (loss), and not that of GDH LP. GDH LP is subject to a 4.0% entity level New York City unincorporated business tax (“UBT”) on income allocated or apportioned to New York City. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. Accordingly, no provision for income taxes has been recorded in these consolidated financial statements other than for GDH LP’s UBT obligation and for the entities in the consolidated GDH LP group subject to income taxes in the local jurisdictions in which they operate. The net difference between the tax basis in the Company’s assets and liabilities and the reported amount was approximately $(1.5) billion and $(995) million as of December 31, 2024 and 2023, respectively. The aggregate net basis difference of the partners may differ, potentially materially, from that of the Company based on items, allocations, and methodologies specific to the individual partners. The allocation of taxable income to partners may vary substantially from net income reported in these consolidated financial statements.
Income before taxes for the years ended December 31, 2024, 2023 and 2022 consists of the following:

(in thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income before taxes:
Cayman Islands	$589,189	$167,356	$578,155
Foreign	(259,406)	77,072	(1,422,575)
Total	$329,783	$244,428	$(844,420)

(in thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income tax expense
Partnership level tax	$(6,270)	$1,920	$(8,736)
Corporate subsidiaries
Cayman Islands	—	—	—
Foreign	(2,283)	7,457	3,068
Current tax expense / (benefit)	(8,553)	9,377	(5,668)
Deferred tax expense / (benefit)	(8,386)	6,537	(22,623)
Total	$(16,939)	$15,914	$(28,291)
The effective income tax rate reported in the Company’s consolidated statements of operations varies from the Cayman income tax rate of 0.0% for the following items:

(in thousands)	2024		2023		2022
Earnings before income taxes	$329,783		$244,428		$(844,420)
Income tax at Cayman statutory tax rate	—	—%	—	—%	—	—%
Increase (decrease) in the income tax rate resulting from:
Foreign rate differential on entity level partnership tax	(1,381)	(0.42)%	5,050	2.07%	(19,099)	2.26%
Foreign subsidiaries taxed at different rates	(15,558)	(4.72)%	10,864	4.44%	(9,192)	1.09%
Total income tax expense / (benefit) and effective income tax rate	$(16,939)	(5.14)%	$15,914	6.51%	$(28,291)	3.35%
The Company recognizes the effects of a tax position in the financial statements only if, as of the reporting date, it is “more likely than not” to be sustained based on its technical merits and their applicability to the facts and circumstances of the tax position. Neither the Company, nor any of its foreign corporate subsidiaries, are subject to income tax examination in any jurisdiction in which they operate for any years prior to 2020.
At December 31, 2024, 2023 and 2022, the Company's unrecognized tax benefits relating to uncertain tax positions, excluding related interest and penalties, consisted of the following, none of which, if recognized, would impact the Company’s effective tax rate. As of December 31, 2024, the Company does not believe that there will be a significant change to the uncertain tax positions during the next 12 months.

(in thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Unrecognized tax benefits, beginning of period	$8,132	$6,291	$5,137
Increases in tax positions in prior periods	—	2,437	9,199
Decreases in tax positions in prior periods	(307)	—	—
Increases in tax positions in current periods	—	163	6,219
Decreases in tax positions in current periods	—	—	(14,264)
Lapse of statute of limitations	(6,120)	(759)	—
Unrecognized tax benefits, end of period	$1,705	$8,132	$6,291
The Company recognizes interest and penalties accrued related to unrecognized tax benefits as income tax expense. Related to the unrecognized tax benefits, the Company recorded interest expense in income tax expense of $1.5 million and $1.1 million during the years ended December 31, 2024 and 2023, respectively. As of December 31, 2022, there was no accrued interest recorded in the statements of financial position. There were no penalties accrued as of December 31, 2024, 2023 and 2022.
The following table presents the Company’s deferred income tax assets and liabilities before the impact of offsetting deferred income tax assets and liabilities within the same tax paying component of an entity and tax jurisdiction. Deferred tax assets are recognized within Other non-current assets in the Company’s statements of financial position. Deferred tax liabilities are recognized within Other non-current liabilities in the Company’s statements of financial position.

(in thousands)	December 31, 2024	December 31, 2023
Deferred income tax assets:
Differences between book and tax basis:
Partnership investments	$—	$—
Other	6,244	4,587
Net operating loss carryforward	68,432	48,098
Total deferred income tax assets	$74,676	$52,685
Deferred income tax liabilities:
Differences between book and tax basis:
Partnership investments	$(21,406)	$(13,158)
Digital assets	(26,749)	(24,439)
Investment basis differences	(4,402)	(2,765)
Other	(2,096)	(2,989)
Total deferred income tax liability	(54,653)	(43,351)
Net deferred tax asset/(liability)	$20,023	$9,334
A valuation allowance is recorded when, based on the weight of all available evidence, management determines it is more likely than not that some portion or all of the deferred tax assets will not be realized. This analysis is complex and, amongst other factors, requires that management assess the likelihood that the Company and/or its subsidiaries will generate taxable earnings in future periods, in order to utilize its deferred tax assets. Subsidiaries will generate taxable earnings in future periods, in order to utilize recognized deferred tax assets. Estimates of future taxable income are based on forecasting cash flows from operations and applying existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred tax assets recorded at the date of the statement of financial position could be impacted. Additionally, future changes in tax laws in the jurisdictions in which the Company and/or its subsidiaries operate could limit the ability of the Company to realize tax deductions in future periods. As of December 31, 2024, 2023 and 2022, the Company did not record a valuation allowance as it is more likely than not that all deferred tax assets will be fully realized.
As of December 31, 2024 and 2023, the Company recognized a deferred tax asset of $68.4 million and $48.1 million, respectively, for tax loss carryforwards, none of which are subject to limitation.